Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000166588 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000166588 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000166588 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000166589 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000166589 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000166589 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000166590 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000166590 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%